Selected Statements of Income Data (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Statements of Income Data [Abstract]
Bank charges and interest from loans offset by interest from short term deposits	$ (374)	$ (986)	$ (1,124)
Interest expenses related to liabilities in connection with acquisitions	(11)	(4)	(62)
Interest income from marketable securities, net of amortization of premium on marketable securities	212	284	284
Gain (loss) arising from foreign currency translation and other	(1,007)	855	(809)
Financial income (expenses), net	$ (1,180)	$ 149	$ (1,711)